Loans Payable - Schedule of Outstanding Borrowings from Asset-Backed Debt Securities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Short-term loans	¥ 4,117,774	$ 646,169	¥ 2,965,957
Long-term loans, current portion			909,034
Asset-backed Securities
Debt Instrument [Line Items]
Short-term loans	762,717	119,687
Long-term loans, current portion			498,252
Total carrying amount	¥ 762,717	$ 119,687	¥ 498,252